Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Legal Proceedings

From time to time the Company are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of the Company's drilling units, in the ordinary course of business or in connection with the Company's acquisition or disposal activities.  The Company believe that the resolution of such claims will not have a material impact individually or in the aggregate on the Company's operations or financial condition. The Company's best estimate of the outcome of the various disputes has been reflected in the Company's Consolidated Financial Statements as at December 31, 2016.

Class action
In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in U.S. Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of its executives made materially false and misleading statements in connection with the payment of dividends.  In January 2015, a second purported shareholder class action lawsuit, Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds.  In March 2015, a third purported shareholder class action lawsuit, Glow v. Seadrill Limited et al., No. 15-cv-1770 (LGS)(KNF), was filed in the same court on similar grounds.  On March 24, 2015, the court consolidated these complaints into a single action.  On June 23, 2015 the court appointed co-lead plaintiffs and co-lead counsel and ordered the co-lead plaintiffs to file a single consolidated amended complaint by July 23, 2015.

The amended complaint was filed on July 23, 2015 alleging, among other things, that Seadrill, North Atlantic Drilling Ltd and certain of their executives made materially false and misleading statements in connection with the payment of dividends, the failure to disclose the risks to the Rosneft transaction as a result of various enacted government sanctions and the inclusion in backlog of $4.1 billion attributable to the Rosneft transaction. The defendants filed their Motion to Dismiss the Complaint on October 13, 2015. The plaintiffs, in turn, filed their Opposition to the Motion to Dismiss on November 12, 2015 and the defendants’ Reply Brief was served on December 4, 2015.

Although the Company intends to vigorously defend this action, the Company cannot predict the outcome of this case, nor can the Company estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the Consolidated Financial Statements.

SEC enquiry
In addition, the Company has received voluntary requests for information from the U.S. Securities and Exchange Commission concerning, among other things, statements in connection with its payment of dividends, inclusion of contracts in the Company’s backlog, and its contracts with Rosneft.

West Mira
On October 12, 2015, HSHI launched arbitration proceedings with regard to Seadrill’s cancellation of the West Mira construction contract. This was settled on March 13, 2017 with an agreed yard installment payment of $170 million was received from HSHI in March 2017. For further discussion please refer to Note 5 "(Loss)/gain on disposals.”

Sevan Drilling
Sevan Drilling is a majority-owned subsidiary of the Company. On June 29, 2015, Sevan Drilling disclosed that it had initiated an internal investigation into activities with an agent under certain drilling contracts with Petrobras in Brazil, which were entered prior to the separation from the Sevan Marine Group. On October 16, 2015, Sevan Drilling further disclosed that Sevan Drilling ASA, previously the parent company of Sevan Drilling, had been accused of breaches of Sections 276a and 276b of the Norwegian Criminal Code in respect of payments made in connection with the performance during 2012 to 2015 of drilling contracts originally awarded by Petrobras to Sevan Marine ASA in the period between 2005–2008. For further details please see the Sevan Drilling Annual Report and Financial Statements for the Year Ended December 31, 2016, and subsequent quarterly financial statements as they become publicly available. We cannot predict whether any other governmental authority will seek to investigate this matter, or if a proceeding were to be opened, the scope or ultimate outcome of any such investigation and as a result no loss contingency has been recognized in Seadrill’s Consolidated Financial Statements.

NADL
In February 2016 North Atlantic Drilling was notified of certain customer claims. The client withheld amounts from invoice payments due in the first quarter of 2016, which were settled in January 2017 for $34.7 million subsequent to the Consolidated Balance Sheet date. The settlement amount has been reflected as at December 31, 2016.

North Atlantic Drilling, and all other offshore contractors that are members of the Norwegian Shipowners’ Association, lost a Norwegian court case in July 2015 concerning the pension rights of night shift compensation for offshore workers. The case was appealed to the Supreme Court of Norway and the hearing was held in June 2016. The Supreme Court of Norway ruled in favor of the members of the Norwegian Shipowners’ Association, and as such the Company does not consider there to be any remaining contingent liability. Accordingly, no loss contingency has been recognized within the Company’s Consolidated Financial Statements as at December 31, 2015 or December 31, 2016.

Seabras Sapura joint venture
The Sapura Esmeralda, operates under a temporary Brazilian flag which expires on 5 May 2017. Seabras Sapura is currently in the process of obtaining a registration with Brazilian authorities which will either entitle the vessel to permanently fly the Brazilian flag, or which will result in a renewal of the temporary Brazilian flag. There is a risk that either no permanent right to fly the Brazilian flag will be obtained, or that the temporary flag will not be renewed. If this were to happen, it is likely to affect the operations of the Sapura Esmeralda, which could in turn affect its commercial agreements and related financing.

Patent infringement
In January 2015, a subsidiary of Transocean Ltd. filed suit against certain of our subsidiaries for patent infringement. The suit alleges that one of our drilling rigs that operate in the U.S. Gulf of Mexico violated Transocean patents relating to dual-activity drilling. In the same year, we challenged the validity of the patents via the Inter Partes Review process within the U.S. Patent and Trademark Office which ultimately stayed the litigation. The IPR board held in March 2017 that the patents were valid. Despite this finding, we do not believe that our rigs infringe the Transocean patents, which have now expired, and we continue to defend ourselves vigorously against this suit. We do not believe that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position. We have not previously recognized any related loss contingency in our Consolidated Financial Statements as of December 31, 2016 as we do not believe the loss to be probable.

Pledged assets

The book value of assets pledged under secured credit facilities as of December 31, 2016 was $13,927 million (2015: $14,596 million). At December 31, 2016 the Company had no marketable securities pledged as security for certain derivative arrangements (2015 restated: $195 million).

Purchase Commitments

At December 31, 2016, the Company had contractual commitments under thirteen newbuilding contracts totaling $4,098 million (2015: $4,049 million). The contract commitments are mainly yard installments and are for the construction of one semi-submersible rigs, eight jack-up rigs and four drillships.

Note that the newbuilding commitments include $480 million related to the Sevan Developer that are presented as a contractual obligation in the Consolidated Balance Sheet in the line item “Other current liabilities.” Sevan Drilling and Cosco Shipyard have agreed to amend the termination rights of the construction contract and defer the delivery date for the Sevan Developer. Delivery was deferred for 12 months with mutually agreed options, exercisable at 6 month intervals, to extend the delivery date for up to a total of 36 months from October 15, 2014. The agreement will terminate at the end of each deferral period, unless the option to extend is mutually agreed by both parties. If termination should occur, Sevan is entitled to a refund of its installments less any agreed costs. Cosco will complete construction and maintain the rig at the shipyard in Qidong. Sevan will continue to market the rig as part of its fleet. Payment of the construction liability and other related costs will be deferred until delivery. On October 30, 2016 Sevan Drilling and Cosco agreed to exercise the third six-month option of the delivery deferral agreement for Sevan Developer, which extends the deferral period to April 15, 2017. The final delivery installment has been amended to $499.7 million, representing 95% of the $526 million contract price. As part of the agreement, Cosco has refunded 15%, or $78.9 million, of the contract value plus associated costs back to Seadrill, which Seadrill will pay back at the time of final yard installment. On April 27, 2017, the final delivery deferral agreement for the Sevan Developer was deferred to May 31, 2017 to finalize negotiations. If an agreement cannot be reached, the remaining installment of $26.3 million will be refunded.

The table below shows the maturity schedule for the newbuilding contractual commitments, which reflects all recent deferral agreements with DSME, Samsung, Cosco and Dalian, and assumes the Company exercises the remaining deferral options for the Sevan Developer with Cosco:

(In US$ millions)	2017	2018	2019	2020	2021	2022 and thereafter	Total
Newbuilding commitments	2,180	1,398	520	—	—	—	4,098

Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2016	December 31, 2015
Guarantees in favor of customers [1,2,3]	1,403	1,530
Guarantees in favor of banks [1,2,3,4]	1,677	1,632
Guarantees in favor of suppliers [1,3,4]	2,600	2,744
Total	5,680	5,906

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $185 million (2015: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $621 million (2015: $698 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.4 million (2015: $86 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2015: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2015: $81 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2015: $8 million). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $253 million and EUR 24 million ($25 million) (2015: $268 million and EUR 33 million ($36 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 8 million ($10 million) (2015: GBP 9 million ($14 million)). As of December 31, 2016 the Company recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein. Please also refer to "Note 38 – Subsequent Events" for the agreement we reached on April 25. 2017 to extinguish certain of the guarantees provided on behalf of Archer.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $787 million (2015: $550 million). There were no guarantees in favor of suppliers in relation to the Company's joint venture Seabras Sapura Holdco (2015: $125 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein for more information.

As of the Consolidated Balance Sheet date, except for where specifically stated above, the Company has not recognized any liabilities for the above guarantees, as the Company does not consider it is probable for the guarantees to be called.